Derivative Financial Instruments - Detailed Information about Weighted Average Assumptions of Warrants, Derivative Assets (Details)	Dec. 31, 2021 $ / shares
Solaris Warrants
Derivative Financial Instruments [Line Items]
Expected life	1 year
i-80 Gold Warrants
Derivative Financial Instruments [Line Items]
Expected life	8 months 19 days
Risk-free rate | Solaris Warrants
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	0.0078
Risk-free rate | i-80 Gold Warrants
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	0.0053
Expected volatility | Solaris Warrants
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	0.628
Expected volatility | i-80 Gold Warrants
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	0.484
Expected dividend | Solaris Warrants
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	0.000
Expected dividend | i-80 Gold Warrants
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	0.000
Exercise price (C$) | Solaris Warrants
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	1.74
Exercise price (C$) | i-80 Gold Warrants
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	3.64
Share price (C$) | Solaris Warrants
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	16.94
Share price (C$) | i-80 Gold Warrants
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	3.09